Details of Significant Accounts - Share Capital - Movement in Additional paid-in capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital
Beginning balance	$ (190,442)	$ (35,743)	$ (21,195)
Issuance of the Perfect Class A Ordinary Shares	103,963
Employee stock options exercised	5,592	330	111
Conversion as part of recapitalization	423,502
Ending balance	181,964	(190,442)	(35,743)
Additional Paid-in Capital
Share capital
Beginning balance	308	125	109
Issuance of the Perfect Class A Ordinary Shares	102,237
Conversion of Perfect common shares as part of the Recapitalization	380,953
Adjustment to the equity - listing expense	65,264
Employee stock options exercised	5,447	183	30
Conversion as part of recapitalization	446,217
Ending balance	$ 554,209	$ 308	$ 125